Segment And Geographic Data (Summary Of Assets And Goodwill By Segment) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Segment Reporting Information [Line Items]
Total assets	$ 5,028	$ 5,252
Goodwill	1,652	1,659	$ 1,634
Consumer Packaging
Segment Reporting Information [Line Items]
Total assets	3,832	3,991
Goodwill	1,520	1,524	1,524
Health, Hygiene & Specialties
Segment Reporting Information [Line Items]
Total assets	385	392
Goodwill	48	49	27
Engineered Materials
Segment Reporting Information [Line Items]
Total assets	811	869
Goodwill	$ 84	$ 86	$ 83